UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21842
                                                    -----------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                               ------------

                   Date of reporting period: JANUARY 31, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                              COUPON   MATURITY        VALUE
-------------   ------------------------------------------------------------   ------   --------   --------------
  ASSET-BACKED SECURITIES - 91.1%
                ABCLO, Ltd.
$   1,500,000     Series 2007-1A, Class D (b) (c) ..........................    8.16%   04/15/21   $    1,188,750
                ACE Securities Corp., Home Equity Loan Trust
    2,171,143     Series 2004-HE4, Class M11 (c) ...........................    6.88%   12/25/34          393,498
    3,000,000     Series 2007-HE4, Class M8 (c) ............................    5.88%   05/25/37          352,500
                ACLC Business Loan Receivables Trust
    5,000,000     Series 1998-2, Class B (b) ...............................    6.85%   04/15/20        5,052,594
    2,499,845     Series 1999-2, Class B (b) ...............................    8.75%   01/15/21        2,374,853
    1,499,907     Series 1999-2, Class D (b) ...............................    9.35%   01/15/21        1,424,912
                Argent Securities, Inc.
    3,510,996     Series 2004-PW1, Class M10 (c) (d) .......................    8.12%   06/25/34          428,094
                Asset Backed Securities Corp. Home Equity
                  Loan Trust
      821,469     Series 2005-HE2, Class M8 (c) (d) ........................    5.88%   02/25/35          528,572
                Atherton Franchisee Loan Funding
    4,962,133     Series 1999-A, Class A2 (b) ..............................    7.23%   03/15/21        5,203,821
                BankAmerica Manufactured Housing Contract
                  Trust II
    2,300,000     Series 1997-1, Class B1 ..................................    6.94%   06/10/21        1,255,976
                Bear Stearns Asset Backed Security Trust
    5,103,000     Series 2007-HE3, Class M9 (c) ............................    5.63%   04/25/37          765,450
                Bear Stearns Second Lien Trust
    2,404,000     Series 2007-1, Class 2B1 (c) .............................    6.38%   08/25/37          240,400
    2,000,000     Series 2007-1, Class 2M6 (c) .............................    6.38%   08/25/37          345,000
                BNC Mortgage Loan Trust
    5,750,000     Series 2007-2, Class B1 (b) (c) ..........................    5.88%   05/25/37        1,150,000
    1,400,000     Series 2007-2, Class B2 (b) (c) ..........................    5.88%   05/25/37          168,000
    2,000,000     Series 2007-3, Class B2 (b) (c) ..........................    5.88%   07/25/37          400,000
                Bombardier Capital Mortgage Securitization Corp.
      694,228     Series 1999-B, Class A3 ..................................    7.18%   12/15/15          466,883
                Captec Franchise Trust
    5,413,119     Series 1999-1, Class D (b) ...............................    8.63%   01/25/13        1,199,642
                Citigroup Mortgage Loan Trust, Inc.
    2,301,000     Series 2003-HE3, Class M4 (c) ............................    6.38%   12/25/33          363,750
                Conseco Finance Securitizations Corp.
    3,985,931     Series 1999-6, Class M1 (d) ..............................    7.96%   06/01/30          359,490
    1,700,000     Series 2001-3, Class M1 ..................................    7.15%   05/01/33          932,648
    3,000,000     Series 2002-2, Class M2 ..................................    9.16%   03/01/33        2,384,849
                EMAC Owner Trust, LLC
    3,525,080     Series 1998-1, Class A3 (b) ..............................    6.63%   01/15/25        3,207,822
    3,836,152     Series 2000-1, Class A1 (b) ..............................    6.50%   01/15/27        2,762,029
    4,563,086     Series 2000-1, Class A2 (b) ..............................    6.50%   01/15/27        3,285,422
                Encore Credit Receivables Trust
    3,000,000     Series 2005-4, Class M11 (b) (c) .........................    5.88%   01/25/36          300,000
                FMAC Loan Receivables Trust
    1,586,854     Series 1996-B, Class A2 (b) (c) ..........................    5.24%   11/15/18        1,253,614
    1,315,889     Series 1997-A, Class B (b) ...............................    7.66%   04/15/19        1,325,577
   16,318,562     Series 1997-C, Class AX (b) (e) ..........................    1.95%   12/15/19        1,019,910
    6,000,000     Series 1998-CA, Class A3 (b) .............................    6.99%   09/15/20        5,340,000


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)-(CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                               STATED
   VALUE                              DESCRIPTION                              COUPON   MATURITY        VALUE
-------------   ------------------------------------------------------------   ------   --------   --------------
  ASSET-BACKED SECURITIES - (CONTINUED)
                Green Tree Financial Corp.
$   1,744,908     Series 1995-6, Class B1 ..................................    7.70%   09/15/26   $    1,584,278
    2,167,658     Series 1996-6, Class B1 ..................................    8.00%   09/15/27          689,082
    2,000,000     Series 1997-3, Class M1 ..................................    7.53%   03/15/28        1,294,039
    8,500,000     Series 1998-6, Class M1 ..................................    6.63%   06/01/30        4,811,566
    1,000,000     Series 1998-8, Class M1 ..................................    6.98%   09/01/30          614,628
   17,102,249     Series 1999-4, Class M1 ..................................    7.60%   05/01/31        2,498,204
   21,101,695     Series 1999-5, Class M1 ..................................    8.05%   03/01/30        2,631,917
                GreenPoint Manufactured Housing Contract Trust
   11,000,000     Series 1999-5, Class M2 ..................................    9.23%   12/15/29        6,322,547
                GSAMP Trust
    1,000,000     Series 2006-S3, Class A2 .................................    5.77%   05/25/36          358,990
      967,266     Series 2006-S5, Class A1 (c) .............................    3.47%   09/25/36          446,734
                Halyard Multi Asset CBO I, Ltd.
    3,396,241     Series 1A, Class B (b) (c) ...............................    6.52%   03/24/10        2,445,294
                Helios Series I Multi Asset CBO, Ltd.
    9,317,203     Series 1A, Class C (b) (c) ...............................    7.71%   12/13/36        2,329,301
                Home Equity Mortgage Trust
    4,000,000     Series 2007-2, Class M4 (c) ..............................    5.88%   06/25/37           60,000
                IMC Home Equity Loan Trust
    3,086,972     Series 1997-3, Class B ...................................    7.87%   08/20/28        1,361,719
    4,542,493     Series 1997-5, Class B ...................................    7.59%   11/20/28        1,827,679
                Independence lll CDO, Ltd.
    2,000,000     Series 3A, Class C1 (b) (c) ..............................    7.20%   10/03/37        1,040,000
                Liberty Square CDO, Ltd.
    2,100,000     Series 2001-1X, Class C (b) (c) ..........................    7.31%   04/15/13        1,575,000
                Long Beach Mortgage Loan Trust
    2,000,000     Series 2006-A, Class A2 ..................................    5.55%   05/25/36          620,000
                Longhorn CDO, Ltd.
    1,873,379     Series 1, Class C (b) (c) ................................    9.35%   05/10/12          749,352
                Madison Avenue Manufactured Housing
                  Contract Trust
   16,333,000     Series 2002-A, Class B2 (c) ..............................    6.63%   03/25/32        7,900,720
                Merit Securities Corp.
    8,506,000     Series 13, Class M2 ......................................    8.65%   12/28/33        2,999,911
                Merrill Lynch Mortgage Investors Trust
    2,500,000     Series 2006-SL1, Class B4 (b) ............................    7.50%   09/25/36          375,000
                Morgan Stanley ABS Capital I, Inc.
      791,842     Series 2004-NC5, Class B4 (c) (d) ........................    7.59%   05/25/34          160,114
                North Street Referenced Linked Notes
    5,000,000     Series 2000-1A, Class B (b) (c) ..........................    4.30%   04/28/11        4,025,000
    7,000,000     Series 2000-1A, Class D1 (b) (c) .........................    5.85%   04/28/11        4,830,000
                Oakwood Mortgage Investors, Inc.
    1,702,178     Series 1999-B, Class M1 ..................................    7.18%   12/15/26          421,986
    2,541,426     Series 2001-C, Class A3 (b) ..............................    6.61%   02/15/21        1,620,814
    3,000,000     Series 2002-B, Class M1 ..................................    7.62%   06/15/32        1,539,861
                Park Place Securities, Inc.
    1,788,245     Series 2004-WCW1, Class M9 (c) (d) .......................    6.88%   09/25/34          361,593
    5,250,000     Series 2005-WCH1, Class M10 (c) (d) ......................    5.88%   01/25/36        3,082,664
    5,000,000     Series 2005-WCW3, Class M11 (b) (c) ......................    5.88%   08/25/35          525,000


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)-(CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                               STATED
   VALUE                              DESCRIPTION                              COUPON   MATURITY        VALUE
-------------   ------------------------------------------------------------   ------   --------   --------------
  ASSET-BACKED SECURITIES - (CONTINUED)
                Pebble Creek LCDO, Ltd.
$   1,500,000     Series 2007-2A, Class E (b) (c) ..........................    8.13%   06/22/14   $      930,000
                Pegasus Aviation Lease Securitization III
    3,379,835     Series 2001-1A, Class A3 (b) (c) .........................    5.09%   03/10/14        2,771,465
                Rosedale CLO, Ltd.
    4,000,000     Series I-A, Class II (b) .................................    0.00%   07/24/21        2,600,000
                  Signature 5, Ltd.
    1,000,000     Series 5A, Class C (b) ...................................   12.56%   10/27/12          940,000
                Soundview Home Equity Loan Trust
    1,304,000     Series 2006-OPT1, Class M9 (b) (c) .......................    5.88%   03/25/36          182,560
    1,884,000     Series 2007-OPT3, Class M10 (b) (c) ......................    5.88%   08/25/37          244,920
                Structured Asset Securities Corp.
    3,000,000     Series 2002-HF2, Class M3 (c) ............................    5.38%   07/25/32        1,182,329
    1,021,799     Series 2004-S3, Class M9 (c) (d) .........................    6.00%   11/25/34          280,860
    5,032,000     Series 2005-S6, Class B2 (b) (c) .........................    5.88%   11/25/35           59,201
    3,527,000     Series 2007-BC3, Class B1 (b) (c) ........................    5.88%   05/25/47          634,860
    2,000,000     Series 2007-OSI, Class M10 (c) ...........................    5.88%   06/25/37          200,000
                UCFC Manufactured Housing Contract
      913,000     Series 1996-1, Class M ...................................    7.90%   01/15/28          679,741
    2,000,000     Series 1998-3, Class M1 ..................................    6.51%   01/15/30          740,000
                Wilbraham CBO, Ltd.
    3,000,000     Series 1A, Class A2 (b) (c) ..............................    4.86%   07/13/12        2,475,000
                                                                                                   --------------
                TOTAL ASSET-BACKED SECURITIES ..............................                          120,497,985
                (Cost $153,728,379)                                                                --------------

  COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
                Countrywide Alternative Loan Trust
    3,971,241     Series 2005-56, Class B4 (b) (c) .........................    4.63%   11/25/35          595,686
    3,485,038     Series 2005-56, Class M4 (c) .............................    4.30%   11/25/35        1,690,243
    3,134,922     Series 2006-OA2, Class B2 (c) ............................    6.18%   05/20/46          918,924
                Countrywide Home Loans, Inc., Pass-Through
                  Certificates
    1,204,737     Series 2004-23, Class B4 (c) .............................    4.63%   11/25/34          602,369
                Deutsche Alt-A Securities, Inc. Mortgage
                  Loan Trust
    3,000,496     Series 2007-OA4, Class M10 (c) ...........................    6.38%   08/25/47          750,359
                HarborView Mortgage Loan Trust
    1,590,953     Series 2004-2, Class B5 (c) ..............................    4.96%   06/19/34          715,929
    1,255,264     Series 2004-8, Class B5 (c) ..............................    5.18%   11/19/34          652,737
                Washington Mutual Pass-Through Certificates
    4,148,919     Series 2006-AR2, Class B13 (b) (c) .......................    5.13%   04/25/46          290,424
    1,392,220     Series 2006-AR4, Class B13 (b) (c) .......................    4.58%   05/25/46          334,133
    3,483,221     Series 2006-AR4, Class B14 (b) (c) .......................    4.58%   05/25/46          278,658
                                                                                                   --------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ..................                            6,829,462
                (Cost $15,621,571)                                                                 --------------



                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)-(CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                               STATED
   VALUE                              DESCRIPTION                              COUPON   MATURITY        VALUE
-------------   ------------------------------------------------------------   ------   --------   --------------
  COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.3%
                Banc of America Large Loan, Inc.
$   1,000,000     Series 2005-MIB1, Class L (b) (c) ........................    7.24%   03/15/22   $      857,642
                CS First Boston Mortgage Securities Corp.
      291,796     Series 1995-WF1, Class G (b) .............................    8.57%   12/21/27          293,302
                FannieMae-ACES
   13,067,515     Series 1998-M7, Class N, IO (e) (f) ......................    0.60%   05/25/36          310,154
                GE Capital Commercial Mortgage Corp.
      955,269     Series 2000-1, Class G (b) ...............................    6.13%   01/15/33          844,964
                Government National Mortgage Association
   78,087,631     Series 2001-44, Class IO, IO (e) .........................    0.59%   07/16/41        1,513,619
   40,580,368     Series 2003-59, Class XA, IO (e) .........................    1.69%   06/16/34        3,325,241
                LB-UBS Commercial Mortgage Trust
    4,948,222     Series 2001-C7, Class S (b) ..............................    5.87%   11/15/33        2,688,685
                Morgan Stanley Capital I, Inc.
    5,000,000     Series 2003-IQ5, Class O (b) .............................    5.24%   04/15/38        1,104,305
                                                                                                   --------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ................                           10,937,912
                (Cost $16,067,625)                                                                 --------------

  CORPORATE BONDS AND NOTES - 12.3%
    3,000,000   Americast Technologies, Inc. (b) ...........................   11.00%   12/01/14        2,718,750
    1,000,000   Coleman Cable, Inc. ........................................    9.88%   10/01/12          906,250
    2,500,000   Dayton Superior Corp. ......................................   13.00%   06/15/09        2,106,250
    1,000,000   International Coal Group, Inc. .............................   10.25%   07/15/14          937,500
    3,000,000   Key Plastics LLC (b) .......................................   11.75%   03/15/13        2,265,000
    1,500,000   Lexington Precision Corp., Units (g) .......................      N/A   08/01/09        1,455,000
                MSX International UK, MXS International Business
    2,500,000     Service FR/MXS International GmBH (b) ....................   12.50%   04/01/12        2,112,500
    1,000,000   PNA Intermediate Holding Corp. PIK (b) (c) (h) .............   10.07%   02/15/13          910,000
    1,498,000   Rafealla Apparel Group, Inc., Series B .....................   11.25%   06/15/11        1,202,145
    2,500,000   The Restaurant Company .....................................   10.00%   10/01/13        1,662,500
                                                                                                   --------------
                TOTAL CORPORATE BONDS AND NOTES ............................                           16,275,895
                (Cost $19,249,212)                                                                 --------------

  STRUCTURED NOTES - 9.4%
                Babson CLO, Ltd.
    5,000,000     Series 2005-1A, Subordinated Note (b) ....................    0.00%   04/15/19        4,000,000
                Flagship CLO
    1,000,000     Series 2005-4I, Subordinated Note (b) ....................    0.00%   06/01/17          740,000
                Kenmore Street Synthetic CDO
   10,000,000     Series 2006-1A, Note (b) (c) .............................    9.93%   04/30/14        2,600,000
                MM Community Funding III
    6,500,000     Series 3A, Subordinated Notes (b) ........................    0.00%   05/01/32        3,250,000
    2,000,000   Preferred Term Securities XXV, Ltd. (b) ....................    0.00%   06/22/37        1,879,900
                                                                                                   --------------
                TOTAL STRUCTURED NOTES .....................................                           12,469,900
                (Cost $14,052,451)                                                                 --------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)-(CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

   SHARES                                        DESCRIPTION                                            VALUE
-------------   --------------------------------------------------------------------------------   --------------
  PREFERRED SECURITIES - 6.5%
    3,000,000   AMMC CLO IV, Ltd. (b) (i) ......................................................   $    1,410,000
    2,000,000   Babson CLO, Ltd. (b) (i) .......................................................        1,180,000
      350,000   Independence III CDO, Ltd., Series 3A, Class PS (b) (i) ........................          490,000
    4,775,000   Pro Rata Funding, Ltd., Inc. (b) (i) ...........................................        3,390,250
    2,000,000   Soloso CDO, Ltd., Series 2005-1 (b) (i) ........................................        1,367,500
    3,000,000   White Marlin CDO, Ltd., Series AI (b) (i) ......................................          750,000
                                                                                                   --------------
                TOTAL PREFERRED SECURITIES .....................................................        8,587,750
                (Cost $12,536,913)                                                                 --------------

                TOTAL INVESTMENTS - 132.8% .....................................................      175,598,904
                (Cost $231,256,151) (j)

                LOAN OUTSTANDING - (43.9)% .....................................................      (58,000,000)

                NET OTHER ASSETS AND LIABILITIES - 11.1% .......................................       14,580,968
                                                                                                   --------------
                NET ASSETS - 100.0% ............................................................   $  132,179,872
                                                                                                   ==============

----------
      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's sub-advisor (the "Sub-Advisor"). At January 31, 2008, securities noted as such amounted to $103,361,412 or 78.2% of net assets.

      (c) Floating-rate security. The interest rate shown reflects the rate in effect at January 31, 2008.

      (d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C- Restricted Securities).

      (e)   IO - Interest only.

      (f)   ACES - Alternative Credit Enhancement Security.

      (g)   The issuer is in default. Income is not being accrued.

      (h)   PIK - Payment in Kind.

      (i)   Zero coupon.

      (j) Aggregate cost for federal income tax and financial reporting purposes.

      N/A   Not applicable


                 See Notes to Quarterly Portfolio of Investments          Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and ask prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Board of Trustees which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $83,954,366 (47.8% of total investments) as of January 31, 2008, whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the values that would have been used had an independent price for these investments existed, and the differences could be material. The remaining investments, with a value of $91,644,538 (52.2% of total investments), were valued by an independent pricing service.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, the valuations are deemed unreliable, or events occur after the close of the principal market for particular securities but before the Fund values its assets, that could materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) credit quality and cash flow of issuer based onexternal analysis;
7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At January 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2008 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to the registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act, normally to qualified institutional buyers. As of January 31, 2008, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                            % OF
                                               ACQUISITION     PRINCIPAL       CARRYING         CARRYING                    NET
SECURITY                                          DATE           VALUE      VALUE PER SHARE       COST          VALUE      ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc.
   Series 2004-PW1, Class M10,
   8.12%, 06/25/34                               04/04/06    $  3,510,996       $ 12.19       $  3,334,836   $   428,094     0.33%
Asset Backed Securities Corp. Home
   Equity Loan Trust, Series 2005-HE2,
   Class M8, 5.88%, 02/25/35                     06/09/06         821,469         64.34            778,636       528,572     0.40
Conseco Finance Securitizations, Corp.,
   Series 1999-6, Class M1, 7.96%,
   06/01/30                                      04/27/06       3,985,931          9.02             22,248       359,490     0.27
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-NC5, Class B4, 7.59%,
   05/25/34                                      06/14/06         791,842         20.22            805,085       160,114     0.12
Park Place Securities, Inc.,
   Series 2004-WCW1, Class M9,
   6.88%, 09/25/34                               06/08/06       1,788,245         20.22          1,611,007       361,593     0.28
   Series 2005-WCH1, Class M10,
   5.88%, 01/25/36                               04/04/06       5,250,000         58.72          5,103,629     3,082,664     2.33
Structured Asset Securities Corp.
   Series 2004-S3, Class M9,
   6.00%, 11/25/34                               04/21/06       1,021,799         27.49          1,100,472       280,860     0.21
                                                             ------------                     ------------   -----------   ------
                                                             $ 17,170,282                     $ 12,755,913   $ 5,201,387     3.94%
                                                             ============                     ============   ===========   ======

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of January 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,992,971, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $74,650,218.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                           March 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                           March 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                           March 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.